Income taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income taxes

Note 12 Income taxes

The provision for income taxes consists of the following:

	For the year ended December 31
	2023	2024	2025	2025
	HK$’000	HK$’000	HK$’000	US$’000
Current tax
- Hong Kong	-	686	-	-
- Other countries	131	1,055	-	-
	131	1,741	-	-

Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	For the year ended December 31,
	2023	2024	2025	2025
	HK$’000	HK$’000	HK$’000	US$’000
Income (loss) before income tax	(1,331)	(13,741)	(10,643)	(1,365)

Provision for income taxes at Hong Kong profits tax rates of 16.5%	(220)	(2,267)	(1,756)	(225)
Effect of different tax rates available to different jurisdictions	131	3,162	(470)	(60)
Non-deductible expenses and non-taxable income, net	-	(35)	221	28
Under provision from prior year	-	590	-	-
Valuation allowance for tax losses	-	-	2,005	257
Others	220	291	-	-
Income tax expense/ (credit)	131	1,741	-	-

Cayman Islands

The Company was incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of Cayman Islands. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

RLHL is incorporated in the British Virgin Islands and not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Fenbo Industries and Able Industries are incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate in Hong Kong is 16.5% for assessable profits.

PRC

Fenbo SZ is governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), Chinese enterprises are subject to income tax at a rate of 25% after appropriate tax adjustments.